As filed with the Securities and Exchange Commission on March 23, 2007

File Nos. 033-12113

811-05028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 122	☒

and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 148	☒

PIMCO Funds

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Ernest L. Schmider Pacific Investment Management Company 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On (March 29, 2007) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 122 to the registration statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the Prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 121, which was filed with the Securities and Exchange Commission on January 9, 2007. This Post-Effective Amendment No. 122 is filed to extend the effective date of the Post-Effective Amendment No. 121 to March 29, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 122 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 122 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 23rd day of March, 2007.

PIMCO FUNDS
(Registrant)

By:
Ernest L. Schmider***
President

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	March 23, 2007
Brent R. Harris*

	Trustee	March 23, 2007
William J. Popejoy*

	Trustee	March 23, 2007
Vern O. Curtis*

	Trustee	March 23, 2007
E. Philip Cannon**

	Trustee	March 23, 2007
J. Michael Hagan**

	Trustee	March 23, 2007
Marilyn A. Alexander****

	President	March 23, 2007
Ernest L. Schmider***	(Principal Executive Officer)

	Treasurer	March 23, 2007
John P. Hardaway*	(Principal Financial and Accounting Officer)

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 99 to Registration Statement No. 33-12113 on May 27, 2005.
****	Pursuant to power of attorney filed with Post-Effective Amendment No. 116 to Registration Statement No. 33-12113 on October 13, 2006.